BUSINESS COMBINATIONS - Revenues by Segment (Details) - USD ($) $ in Millions	5 Months Ended
	Sep. 27, 2019	Sep. 29, 2017
Direct Conversion AB
Segment Reporting Information [Line Items]
Revenues	$ 6.3
Direct Conversion AB | Medical
Segment Reporting Information [Line Items]
Revenues	4.5
Direct Conversion AB | Industrial
Segment Reporting Information [Line Items]
Revenues	$ 1.8
PerkinElmer, Inc.
Segment Reporting Information [Line Items]
Revenues		$ 61.3
PerkinElmer, Inc. | Medical
Segment Reporting Information [Line Items]
Revenues		41.1
PerkinElmer, Inc. | Industrial
Segment Reporting Information [Line Items]
Revenues		$ 20.2